UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	August 10, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $114,194

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AT&T INC 			COM			00206R102	741		20800	SH		SOLE			10083	0	10717
ABBOTT LABS			COM			002824100	256		3972	SH		SOLE			0	0	3972
AMGEN INC 			COM			031162100	1175		16124	SH		SOLE			7589	0	8535
APPLE INC			COM			037833100	231		397	SH		SOLE			0	0	397
CME GROUP INC			COM			12572Q105	385		1436	SH		SOLE			1001	0	435
CONOCOPHILLIPS 			COM			20825C104	325		5828	SH		SOLE			5653	0	175
DU PONT E I DE NEMOURS & CO 	COM			263534109	881		17428	SH		SOLE			17428	0	0
EXXON MOBIL CORP 		COM			30231G102	679		7942	SH		SOLE			5437	0	2505
GENERAL ELECTRIC CO 		COM			369604103	823		39522	SH		SOLE			38372	0	1150
HEINZ H J CO 			COM			423074103	603		11100	SH		SOLE			10000	0	1100
ILLINOIS TOOL WKS INC		COM			452308109	679		12848	SH		SOLE			0	0	12848
ISHARES TR			BARCLYS TIPS BD		464287176	2275		19012	SH		SOLE			12245	0	6767
ISHARES TR 			S&P 500 INDEX		464287200	8478		61997	SH		SOLE			46765	0	15232
ISHARES TR 			IBOXX INV CPBD		464287242	914		7773	SH		SOLE			7773	0	0
ISHARES TR 			S&P NA NAT RES		464287374	11817		333648	SH		SOLE			252168	0	81480
ISHARES TR 			MSCI EAFE INDEX		464287465	2301		46061	SH		SOLE			25506	0	20555
ISHARES TR 			S&P MIDCAP 400		464287507	968		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	11162		140303	SH		SOLE			115649	0	24654
ISHARES TR 			S&P SMLCAP 600		464287804	425		5803	SH		SOLE			5803	0	0
JPMORGAN CHASE & CO 		COM			46625H100	1193		33403	SH		SOLE			18466	0	14937
JOHNSON & JOHNSON 		COM			478160104	820		12137	SH		SOLE			10912	0	1225
MARSH & MCLENNAN COS INC	COM			571748102	415		12900	SH		SOLE			0	0	12900
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	4806		256606	SH		SOLE			178942	0	77664
PRICE T ROWE GROUP INC 		COM			74144T108	503		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	741		12099	SH		SOLE			9706	0	2393
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	1878		25769	SH		SOLE			19691	0	6078
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	2165		25662	SH		SOLE			16772	0	8890
VANGUARD TAX-MANAGED INTL FD 	MSCI EAFE ETF		921943858	5950		188500	SH		SOLE			161162	0	27338
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	5277		132162	SH		SOLE			102757	0	29405
VANGUARD INDEX FDS		REIT ETF		922908553	12368		189032	SH		SOLE			136746	0	52286
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	12389		199516	SH		SOLE			151883	0	47633
VANGUARD INDEX FDS		SMALL CP ETF		922908751	8830		116127	SH		SOLE			80692	0	35435
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1354		25829	SH		SOLE			19174	0	6655
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	1971		38058	SH		SOLE			22962	0	15096
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1197		22289	SH		SOLE			22289	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1176		24966	SH		SOLE			24966	0	0
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	979		20306	SH		SOLE			0	0	20306
WISDOMTREE TRUST		DEFA FD			97717W703	5064		122308	SH		SOLE			99194	0	23114